AXP(R)
                                                                     Mutual

                                                     2002 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) glass

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.


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A Beneficial
Balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what AXP Mutual is all about. This Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

CONTENTS
From the Chairman                                                     3
Portfolio Managers' Q & A                                             3
Fund Facts                                                            6
The 10 Largest Holdings                                               7
Financial Statements (Fund)                                           8
Notes to Financial Statements (Fund)                                 11
Financial Statements (Portfolio)                                     16
Notes to Financial Statements (Portfolio)                            18
Investments in Securities                                            22

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

Portfolio Managers' Q & A
Q: How did AXP Mutual perform for the six-month period ended March 31, 2002?
A: During the period, stocks finally recovered some of the ground lost in the previous 18 months, while bonds were relatively flat. For the six months, AXP Mutual returned 5.47% (Class A shares excluding sales charges). By comparison, the unmanaged Standard & Poor's 500 Index and the unmanaged Lehman Brothers Aggregate Bond Index returned 10.97% and 0.14%, respectively, for the same period. Another comparative index, the Lipper Balanced Funds Index, returned 7.13%.

Q: What factors affected the Fund's performance during the six months?
A: The period began with the financial markets trying to bounce back from the impact of the September 11th terrorist attacks. In the first weeks of the period, both stocks and bonds performed quite well. Within the Fund's equity portfolio, we enjoyed particular strength among its holdings of economically sensitive stocks, which rebounded significantly in the closing months of 2001. The Fund's position in technology stocks was increased during the early

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3   AXP MUTUAL -- SEMIANNUAL REPORT


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months of the period as well, and those stocks enjoyed solid, short-term performance. In the bond portfolio, we anticipated the economy quickly rebounding from its difficulties, and put more money to work in corporate bonds, including high-yield issues. That end of the market tends to perform better as investors anticipate an improvement in the economy. What's more, corporate bond yields looked particularly attractive compared to the low yields that government bonds reached in late October. Interest rates in general moved higher, most significantly in November and again in March, creating a more challenging environment for bond investors.

Q: What changes did you make to the equity and fixed income portfolios during the period?
A: The equity portfolio went through some dramatic changes late in the period as a management change occurred. The primary focus of the equity portfolio was shifted to emphasize stocks that are attractively valued using various methods of measurement. With a mix of quantitative research measures combined with qualitative measures (such as assessing a company's position in its marketplace and potential for fundamental improvement), we have been re-building the equity portfolio, including adding to the number of stocks held. The equity portfolio is not specifically focused on particular industries or sectors, but rather owns stocks across a broad range of industries. Our primary concern with individual stocks is the potential for long-term capital appreciation rather than the short-term outlook for any particular segment of the market.

In the fixed income portfolio, we've recently positioned the Fund a bit less defensively in terms of its interest rate exposure. While we still expect yields to move higher in some segments of the bond market, we also see reasonable opportunities among corporate bonds, and that remains an emphasis of the fixed income portfolio. We also recently cut back our holdings of mortgage-backed securities, after taking advantage of a rally in that part of the market. They now appear to be somewhat highly valued, so we felt it was appropriate to reduce the Fund's mortgage position.

Q: What is your outlook for the coming months?
A: We anticipate that the economic recovery may develop at a pace that is considered disappointing by many equity investors. This may be particularly true given that a number of stocks appear to have reached expensive valuation levels. If that proves to be the case, it seems possible that stocks could be in a risky position. Still, we believe the Fund is appropriately positioned in high-quality, attractively valued stocks. Our emphasis on a value stock selection style differs from how the Fund was previously managed, but we think the style is well suited to the objectives of the Fund and its shareholders. While it is unclear at this time whether value stocks can continue the positive run they've enjoyed over the past couple years, we remain committed to our value investing philosophy. With market valuations where they are, the value style seems to offer solid opportunities without taking as much risk as might be required for growth stock investments.

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4   AXP MUTUAL -- SEMIANNUAL REPORT


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On the fixed income side, the bond market seems to have priced in an expectation that the Federal Reserve will increase short-term interest rates soon. Given our current expectation that inflation will not become a major issue in the months ahead, it doesn't seem that rates on longer-term securities should rise dramatically. Nevertheless, the fixed income portfolio is positioned anticipating some rise in yields, and is focused on generating a competitive dividend yield. This is likely to be the greatest source of return for the bond portfolio this year.

Robert D. Ewing

Brad Stone

Note to shareholders: In April 2002, Robert Ewing succeeded Michael Manns as the portfolio manager of the equity portion of AXP Mutual.

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5   AXP MUTUAL -- SEMIANNUAL REPORT


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                        $9.09
Sept. 30, 2001                                                        $8.71
Increase                                                              $0.38

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                           $0.10
From long-term capital gains                                          $  --
Total distributions                                                   $0.10
Total return*                                                        +5.47%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                        $9.03
Sept. 30, 2001                                                        $8.65
Increase                                                              $0.38

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                           $0.06
From long-term capital gains                                          $  --
Total distributions                                                   $0.06
Total return*                                                        +5.11%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                        $9.05
Sept. 30, 2001                                                        $8.67
Increase                                                              $0.38

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                           $0.06
From long-term capital gains                                          $  --
Total distributions                                                   $0.06
Total return*                                                        +5.11%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                        $9.09
Sept. 30, 2001                                                        $8.71
Increase                                                              $0.38

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                           $0.11
From long-term capital gains                                          $  --
Total distributions                                                   $0.11
Total return*                                                        +5.56%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP MUTUAL -- SEMIANNUAL REPORT


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The 10 Largest Holdings

                               Percent                          Value
                           (of net assets)             (as of March 31, 2002)

Citigroup                          2.6%                    $57,938,400
Philip Morris                      1.5                      34,235,500
ChevronTexaco                      1.5                      32,948,550
Exxon Mobil                        1.4                      30,681,000
Pfizer                             1.3                      29,725,520
BellSouth                          1.3                      28,382,200
Microsoft                          1.3                      28,345,700
Bank of America                    1.2                      27,208,000
Verizon Communications             1.2                      25,564,000
Freddie Mac                        1.1                      25,031,150

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 14.4% of net assets

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7   AXP MUTUAL -- SEMIANNUAL REPORT


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


Financial Statements

Statement of assets and liabilities

AXP Mutual

March 31, 2002 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                     $2,210,719,257
                                                                                                     --------------

Liabilities
Accrued distribution fee                                                                                     16,447
Accrued service fee                                                                                           1,273
Accrued transfer agency fee                                                                                   2,540
Accrued administrative services fee                                                                           2,222
Other accrued expenses                                                                                      170,201
                                                                                                            -------
Total liabilities                                                                                           192,683
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $2,210,526,574
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    2,432,812
Additional paid-in capital                                                                            2,992,337,225
Undistributed net investment income                                                                         783,566
Accumulated net realized gain (loss) (Note 5)                                                          (781,401,753)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (3,625,276)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $2,210,526,574
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $1,522,648,874
                                                            Class B                                  $  220,136,082
                                                            Class C                                  $    1,029,521
                                                            Class Y                                  $  466,712,097
Net asset value per share of outstanding capital stock:     Class A shares        167,457,781        $         9.09
                                                            Class B shares         24,374,653        $         9.03
                                                            Class C shares            113,793        $         9.05
                                                            Class Y shares         51,334,977        $         9.09
                                                                                   ----------        --------------

See accompanying notes to financial statements.

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8   AXP MUTUAL -- SEMIANNUAL REPORT


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


Statement of operations

AXP Mutual

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   9,481,716
Interest                                                                                                 24,919,834
   Less foreign taxes withheld                                                                              (50,325)
                                                                                                            -------
Total income                                                                                             34,351,225
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         4,957,666
Distribution fee
   Class A                                                                                                1,999,107
   Class B                                                                                                1,165,040
   Class C                                                                                                    5,429
Transfer agency fee                                                                                       1,856,033
Incremental transfer agency fee
   Class A                                                                                                  108,663
   Class B                                                                                                   40,394
   Class C                                                                                                      251
Service fee -- Class Y                                                                                      250,956
Administrative services fees and expenses                                                                   430,525
Compensation of board members                                                                                 6,400
Printing and postage                                                                                        179,919
Registration fees                                                                                            38,069
Audit fees                                                                                                    5,375
Other                                                                                                         8,220
                                                                                                              -----
Total expenses                                                                                           11,052,047
   Earnings credits on cash balances (Note 2)                                                               (12,644)
                                                                                                            -------
Total net expenses                                                                                       11,039,403
                                                                                                         ----------
Investment income (loss) -- net                                                                          23,311,822
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                               (191,816,463)
   Foreign currency transactions                                                                            598,433
   Futures contracts                                                                                     (2,201,727)
   Options contracts written                                                                               (490,372)
                                                                                                           --------
Net realized gain (loss) on investments                                                                (193,910,129)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   300,654,406
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   106,744,277
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                       $ 130,056,099
                                                                                                      =============

See accompanying notes to financial statements.

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9   AXP MUTUAL -- SEMIANNUAL REPORT


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


Statements of changes in net assets

AXP Mutual

                                                                               March 31, 2002         Sept. 30, 2001
                                                                              Six months ended          Year ended
                                                                                 (Unaudited)

 Operations and distributions
 Investment income (loss) -- net                                               $   23,311,822       $    60,001,677
 Net realized gain (loss) on investments                                         (193,910,129)         (545,148,429)
 Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies           300,654,406          (481,373,703)
                                                                                  -----------          ------------
 Net increase (decrease) in net assets resulting from operations                  130,056,099          (966,520,455)
                                                                                  -----------          ------------
 Distributions to shareholders from:
     Net investment income
         Class A                                                                  (16,741,391)          (43,757,072)
         Class B                                                                   (1,577,948)           (4,204,708)
         Class C                                                                       (7,692)              (14,156)
         Class Y                                                                   (5,625,458)          (15,940,726)
     Net realized gain
         Class A                                                                           --               (76,374)
         Class B                                                                           --               (11,876)
         Class C                                                                           --                   (22)
         Class Y                                                                           --               (26,220)
                                                                                      -------               -------
 Total distributions                                                              (23,952,489)          (64,031,154)
                                                                                  -----------           -----------

 Capital share transactions (Note 3)
 Proceeds from sales
     Class A shares (Note 2)                                                       19,635,910            67,827,454
     Class B shares                                                                 8,053,585            31,752,959
     Class C shares                                                                   218,818             1,097,834
     Class Y shares                                                                56,969,363           123,789,004
 Reinvestment of distributions at net asset value
     Class A shares                                                                14,430,370            37,810,475
     Class B shares                                                                 1,532,117             4,097,719
     Class C shares                                                                     7,543                13,761
     Class Y shares                                                                 5,625,458            15,966,946
 Payments for redemptions
     Class A shares                                                              (180,202,015)         (443,462,041)
     Class B shares (Note 2)                                                      (34,646,393)          (98,996,439)
     Class C shares (Note 2)                                                         (321,363)             (237,252)
     Class Y shares                                                              (149,775,521)         (360,014,506)
                                                                                 ------------          ------------
 Increase (decrease) in net assets from capital share transactions               (258,472,128)         (620,354,086)
                                                                                 ------------          ------------
 Total increase (decrease) in net assets                                         (152,368,518)       (1,650,905,695)
 Net assets at beginning of period                                              2,362,895,092         4,013,800,787
                                                                                -------------         -------------
 Net assets at end of period                                                   $2,210,526,574       $ 2,362,895,092
                                                                               ==============       ===============
 Undistributed net investment income                                           $      783,566       $     1,424,233
                                                                               --------------       ---------------

See accompanying notes to financial statements.

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10   AXP MUTUAL -- SEMIANNUAL REPORT


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Notes to Financial Statements

AXP Mutual

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio
The Fund invests all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in a combination of common stocks and senior securities (debt obligations and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $360,574 for Class A, $115,825 for Class B and $418 for Class C for the six months ended March 31, 2002.

During the six months ended March 31, 2002, the Fund's transfer agency fees were reduced by $12,644 as a result of earnings credits from overnight cash balances.

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3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended March 31, 2002

                                             Class A     Class B    Class C     Class Y

Sold                                       2,127,147     879,920     23,991    6,264,462
Issued for reinvested distributions        1,566,753     167,501        823      611,471
Redeemed                                 (19,567,195) (3,795,800)   (35,480) (16,447,434)
                                         -----------  ----------    -------  -----------
Net increase (decrease)                  (15,873,295) (2,748,379)   (10,666)  (9,571,501)
                                         -----------  ----------    -------   ----------

                                                      Year ended Sept. 30, 2001

                                             Class A     Class B    Class C     Class Y

Sold                                       6,360,421   2,977,400    102,617   11,816,585
Issued for reinvested distributions        3,821,202     413,699      1,419    1,613,564
Redeemed                                 (42,127,856) (9,551,446)   (22,668) (32,999,509)
                                         -----------  ----------    -------  -----------
Net increase (decrease)                  (31,946,233) (6,160,347)    81,368  (19,569,360)
                                         -----------  ----------     ------  -----------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2002.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $485,017,851 as of Sept. 30, 2001, that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluting the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $8.71       $12.21       $12.94       $13.29        $15.32

Income from investment operations:

Net investment income (loss)                               .10          .21          .32          .37           .48

Net gains (losses) (both realized and unrealized)          .38        (3.49)         .17         1.15          (.36)

Total from investment operations                           .48        (3.28)         .49         1.52           .12

Less distributions:

Dividends from net investment income                      (.10)        (.22)        (.31)        (.36)         (.48)

Distributions from realized gains                           --           --         (.91)       (1.51)        (1.67)

Total distributions                                       (.10)        (.22)       (1.22)        (1.87)       (2.15)

Net asset value, end of period                           $9.09       $ 8.71       $12.21       $12.94        $13.29

Ratios/supplemental data

Net assets, end of period (in millions)                 $1,523       $1,597       $2,628       $3,101        $3,051

Ratio of expenses to average daily net assets(c)          .90%(d)      .87%         .88%         .83%          .80%

Ratio of net investment income (loss)
     to average daily net assets                         2.04%(d)     1.96%        2.51%        2.68%         3.35%

Portfolio turnover rate
     (excluding short-term securities)                    176%         226%         180%         134%           98%

Total return(e)                                          5.47%      (27.04%)       3.78%       11.72%          .70%


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                          2002(f)         2001         2000         1999          1998

Net asset value, beginning of period                     $8.65       $12.12       $12.86       $13.21        $15.25

Income from investment operations:

Net investment income (loss)                               .06          .13          .22          .27           .38

Net gains (losses) (both realized and unrealized)          .38        (3.46)         .16         1.15          (.37)

Total from investment operations                           .44        (3.33)         .38         1.42           .01

Less distributions:

Dividends from net investment income                      (.06)        (.14)        (.21)        (.26)         (.38)

Distributions from realized gains                           --           --         (.91)       (1.51)        (1.67)

Total distributions                                       (.06)        (.14)       (1.12)       (1.77)        (2.05)

Net asset value, end of period                           $9.03       $ 8.65       $12.12       $12.86        $13.21

Ratios/supplemental data

Net assets, end of period (in millions)                   $220         $235         $403         $459          $360

Ratio of expenses to average daily net assets(c)         1.68%(d)     1.64%        1.64%        1.53%         1.56%

Ratio of net investment income (loss)
     to average daily net assets                         1.27%(d)     1.19%        1.75%        1.98%         2.58%

Portfolio turnover rate
     (excluding short-term securities)                    176%         226%         180%         134%           98%

Total return(e)                                          5.11%      (27.62%)       2.93%       10.93%         (.07%)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14   AXP MUTUAL -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000(b)

Net asset value, beginning of period                     $8.67       $12.16       $12.09

Income from investment operations:

Net investment income (loss)                               .06          .14          .08

Net gains (losses) (both realized and unrealized)          .38        (3.48)         .05

Total from investment operations                           .44        (3.34)         .13

Less distributions:

Dividends from net investment income                      (.06)        (.15)        (.06)

Net asset value, end of period                           $9.05       $ 8.67       $12.16

Ratios/supplemental data

Net assets, end of period (in millions)                     $1           $1          $--

Ratio of expenses to average daily net assets(c)         1.69%(d)     1.64%(d)     1.64%(d)

Ratio of net investment income (loss)
     to average daily net assets                         1.27%(d)     1.20%(d)     1.34%(d)

Portfolio turnover rate
     (excluding short-term securities)                    176%         226%         180%

Total return(e)                                          5.11%      (27.58%)       1.05%


Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                             2002(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $8.71       $12.21       $12.95       $13.29        $15.32

Income from investment operations:

Net investment income (loss)                               .10          .23          .34          .38           .49

Net gains (losses) (both realized and unrealized)          .39        (3.49)         .16         1.16          (.36)

Total from investment operations                           .49        (3.26)         .50         1.54           .13

Less distributions:

Dividends from net investment income                      (.11)        (.24)        (.33)        (.37)         (.49)

Distributions from realized gains                           --           --         (.91)       (1.51)        (1.67)

Total distributions                                       (.11)        (.24)       (1.24)       (1.88)        (2.16)

Net asset value, end of period                           $9.09       $ 8.71       $12.21       $12.95        $13.29

Ratios/supplemental data

Net assets, end of period (in millions)                   $467         $530         $982       $1,145        $1,339

Ratio of expenses to average daily net assets(c)          .74%(d)      .71%         .72%         .73%          .73%

Ratio of net investment income (loss)
     to average daily net assets                         2.19%(d)     2.12%        2.67%        2.79%         3.42%

Portfolio turnover rate
     (excluding short-term securities)                    176%         226%         180%         134%           98%

Total return(e)                                          5.56%      (26.91%)       3.87%       11.90%          .77%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended March 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
15   AXP MUTUAL -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

Balanced Portfolio

March 31, 2002 (Unaudited)

Assets
Investments in securities at value, (Note 1)*
   (identified cost $2,295,429,925)                                                                  $2,289,072,144
Dividends and accrued interest receivable                                                                11,043,588
Receivable for investment securities sold                                                               157,586,634
                                                                                                        -----------
Total assets                                                                                          2,457,702,366
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                           150,462
Payable for investment securities purchased                                                             233,942,147
Payable upon return of securities loaned (Note 6)                                                        12,423,750
Accrued investment management services fee                                                                   31,051
Other accrued expenses                                                                                       31,470
Options contracts written, at value (premiums received $319,895) (Note 4)                                   328,125
                                                                                                            -------
Total liabilities                                                                                       246,907,005
                                                                                                        -----------
Net assets                                                                                           $2,210,795,361
                                                                                                     ==============
* Including securities on loan, at value (Note 6)                                                    $   11,674,310
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16   AXP MUTUAL -- SEMIANNUAL REPORT



Statement of operations

Balanced Portfolio

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                             $   9,482,026
Interest                                                                                                 24,921,817
   Less foreign taxes withheld                                                                              (50,326)
                                                                                                            -------
Total income                                                                                             34,353,517
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        4,831,692
Compensation of board members                                                                                 9,000
Custodian fees                                                                                               74,235
Audit fees                                                                                                   16,250
Other                                                                                                        26,678
                                                                                                             ------
Total expenses                                                                                            4,957,855
   Earnings credits on cash balances (Note 2)                                                                   (30)
                                                                                                                ---
Total net expenses                                                                                        4,957,825
                                                                                                          ---------
Investment income (loss) -- net                                                                          29,395,692
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      (191,822,200)
   Foreign currency transactions                                                                            598,453
   Futures contracts                                                                                     (2,201,720)
   Options contracts written (Note 4)                                                                      (490,372)
                                                                                                           --------
Net realized gain (loss) on investments                                                                (193,915,839)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilitites in foreign currencies                                  300,663,341
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   106,747,502
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                       $ 136,143,194
                                                                                                      =============

Statements of changes in net assets

Balanced Portfolio                                                             March 31, 2002         Sept. 30, 2001
                                                                              Six months ended          Year ended
                                                                                 (Unaudited)

 Operations
 Investment income (loss) -- net                                               $   29,395,692       $    75,276,024
 Net realized gain (loss) on investments                                         (193,915,839)         (545,165,283)
 Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilitites in foreign currencies          300,663,341          (481,385,099)
                                                                                  -----------          ------------
 Net increase (decrease) in net assets resulting from operations                  136,143,194          (951,274,358)
                                                                                  -----------          ------------
 Proceeds from contributions                                                        1,650,957             5,239,064
 Fair value of withdrawals                                                       (290,273,059)         (704,706,257)
                                                                                 ------------          ------------
 Net contributions (withdrawals) from partners                                   (288,622,102)         (699,467,193)
                                                                                 ------------          ------------
 Total increase (decrease) in net assets                                         (152,478,908)       (1,650,741,551)
 Net assets at beginning of period                                              2,363,274,269         4,014,015,820
                                                                                -------------         -------------
 Net assets at end of period                                                   $2,210,795,361       $ 2,363,274,269
                                                                               ==============       ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   AXP MUTUAL -- SEMIANNUAL REPORT

Notes to Financial Statements

Balanced Portfolio

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing primarily in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
18   AXP MUTUAL -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 2002, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 2002 was $6,029,900 representing 0.27% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of March 31, 2002, the Portfolio has entered into outstanding when-issued commitments of $84,459,587.

--------------------------------------------------------------------------------
19   AXP MUTUAL -- SEMIANNUAL REPORT

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Mutual to the Lipper Balanced Funds Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $1,148,213 for the six months ended March 31, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2002, the Portfolio's custodian fees were reduced by $30 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,037,196,825 and $4,302,090,622, respectively, for the six months ended March 31, 2002. For the same period, the portfolio turnover rate was 176%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $113,064 for the six months ended March 31, 2002.

--------------------------------------------------------------------------------
20   AXP MUTUAL -- SEMIANNUAL REPORT

4. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                      Six months ended March 31, 2002
                                        Puts                   Calls
                               Contracts   Premiums   Contracts   Premiums
Balance Sept. 30, 2001            --    $        --      7,000   $   748,974
Opened                        14,735      2,456,871     22,447     4,461,900
Closed                        (6,035)    (1,369,198)   (23,547)   (3,901,118)
Exercised                     (8,105)      (740,845)    (5,900)   (1,309,756)
Expired                         (295)       (26,933)        --            --
                                ----        -------      -----   -----------
Balance March 31, 2002           300    $   319,895         --   $        --
                                 ---    -----------      -----   -----------

See "Summary of significant accounting policies."

5. INTEREST RATE FUTURES CONTRACTS
As of March 31, 2002, investments in securities included securities valued at $5,266,020 that were pledged as collateral to cover initial margin deposits on 32 open purchase contracts and 1,346 open sale contracts. The notional market value of the open purchase contracts as of March 31, 2002, was $3,139,500 with a net unrealized loss of $96,378. The notional market value of the open sale contracts as of March 31, 2002, was $138,084,099 with a net unrealized gain of $2,837,549. See "Summary of significant accounting policies."

6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2002, securities valued at $11,674,310 were on loan to brokers. For collateral, the Portfolio received $12,423,750. Income from securities lending amounted to $11,698 for the six months ended March 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
21   AXP MUTUAL -- SEMIANNUAL REPORT

Investments in Securities

Balanced Portfolio

March 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (63.6%)
Issuer                                     Shares                  Value(a)

Aerospace & defense (0.8%)
Boeing                                     75,000                $3,618,750
General Dynamics                           35,000                 3,288,250
Lockheed Martin                            80,000                 4,606,400
United Technologies                        70,000                 5,194,000
Total                                                            16,707,400

Airlines (0.2%)
Northwest Airlines Cl A                    70,000(b)              1,334,900
Southwest Airlines                        105,000                 2,031,750
Total                                                             3,366,650

Automotive & related (0.8%)
Ford Motor                                255,000                 4,204,950
General Motors                             85,000                 5,138,250
Navistar Intl                              65,000                 2,879,500
Tower Automotive                          285,000(b)              3,987,150
Visteon                                    95,000                 1,572,250
Total                                                            17,782,100

Banks and savings & loans (6.6%)
Bank of America                           400,000                27,208,000
Bank of New York                           90,000                 3,781,800
Bank One                                  160,000                 6,684,800
FleetBoston Financial                     500,000                17,500,000
J.P. Morgan Chase                         300,000                10,695,000
Mellon Financial                          220,000                 8,489,800
PNC Financial Services Group              320,000                19,676,800
SouthTrust                                225,000                 5,940,000
U.S. Bancorp                              590,000                13,316,300
Wachovia                                  545,000                20,208,600
Wells Fargo                               295,000                14,573,000
Total                                                           148,074,100

Beverages & tobacco (3.5%)
Anheuser-Busch                            280,000                14,616,000
Coca-Cola                                 340,000                17,768,400
PepsiCo                                   220,000                11,330,000
Philip Morris                             650,000                34,235,500
Total                                                            77,949,900

Building materials & construction (0.6%)
Fleetwood Enterprises                     235,000(b)              2,538,000
Masco                                     255,000                 6,999,750
Temple-Inland                              65,000                 3,686,800
Total                                                            13,224,550

Chemicals (1.2%)
Dow Chemical                              115,000                 3,762,800
du Pont (EI) de Nemours                   320,000                15,088,000
Praxair                                    75,000                 4,485,000
Solutia                                   285,000                 2,479,500
Total                                                            25,815,300

Communications equipment & services (1.6%)
EchoStar Communications Cl A               80,000(b)              2,265,600
Fairchild Semiconductor Intl Cl A          75,000(b)              2,145,000
Lucent Technologies                       465,000(b)              2,199,450
Motorola                                  250,000                 3,550,000
Verizon Communications                    560,000                25,564,000
Total                                                            35,724,050

Computers & office equipment (4.5%)
Apple Computer                            290,000(b)              6,864,300
Cisco Systems                             248,200(b)              4,202,026
Compaq Computer                           465,000                 4,859,250
Computer Associates Intl                  610,000                13,352,900
Computer Sciences                          70,000(b)              3,552,500
Comverse Technology                       135,000(b)              1,710,450
Dell Computer                             200,000(b)              5,222,000
Electronic Data Systems                    35,000                 2,029,650
Hewlett-Packard                           275,000                 4,933,500
Intl Business Machines                    145,000                15,080,000
Microsoft                                 470,000(b)             28,345,700
SABRE Holdings Cl A                        60,000(b)              2,802,600
State Street                               50,000                 2,769,000
Synopsys                                   55,000(b)              3,033,800
Total                                                            98,757,676

Electronics (0.8%)
Advanced Micro Devices                    230,000(b)              3,383,300
Agilent Technologies                       80,000(b)              2,796,800
Amphenol Cl A                              45,000(b)              2,106,000
Corning                                   165,000(b)              1,257,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                                     Shares                  Value(a)

Electronics (cont.)
Intel                                     108,300                $3,293,403
Lam Research                              130,000(b)              3,811,600
Natl Semiconductor                         45,000(b)              1,516,050
Total                                                            18,164,453

Energy (5.5%)
Burlington Resources                      130,000                 5,211,700
ChevronTexaco                             365,000                32,948,550
Conoco                                    845,000                24,657,100
Exxon Mobil                               700,000                30,681,000
FirstEnergy                               205,000                 7,088,900
Grant Prideco                             215,000(b)              2,941,200
Phillips Petroleum                        290,000                18,212,000
Total                                                           121,740,450

Energy equipment & services (0.7%)
Schlumberger                              125,000                 7,352,500
Transocean Sedco Forex                    156,500                 5,200,495
Weatherford Intl                           65,000(b)              3,095,950
Total                                                            15,648,945

Financial services (6.6%)
Allmerica Financial                       100,000                 4,490,000
Citigroup                               1,170,000                57,938,400
Fannie Mae                                185,000                14,777,800
Freddie Mac                               395,000                25,031,150
Household Intl                             65,000                 3,692,000
Lehman Brothers Holdings                   60,000                 3,878,400
MBNA                                      130,000                 5,014,100
Merrill Lynch                             245,100                13,573,638
Morgan Stanley,
     Dean Witter & Co                     360,000                20,631,600
Total                                                           149,027,088

Food (0.8%)
General Mills                             175,000                 8,548,750
Kraft Foods Cl A                          175,000                 6,763,750
Sara Lee                                  140,000                 2,906,400
Total                                                            18,218,900

Furniture & appliances (1.2%)
Black & Decker                            170,000                 7,911,800
Leggett & Platt                            85,000                 2,108,000
Maytag                                    160,000                 7,080,000
Miller (Herman)                           150,000                 3,567,000
Whirlpool                                  85,000                 6,421,750
Total                                                            27,088,550

Health care (3.9%)
Abbott Laboratories                       130,000                 6,838,000
Biogen                                     70,000(b)              3,434,200
Bristol-Myers Squibb                      335,000                13,564,150
Guidant                                    73,000(b)              3,162,360
Johnson & Johnson                         115,800                 7,521,210
Lilly (Eli)                                30,000                 2,286,000
Merck & Co                                115,000                 6,621,700
Pfizer                                    748,000                29,725,520
Schering-Plough                            85,000                 2,660,500
Wyeth                                     118,000                 7,746,700
Zimmer Holdings                            85,000(b)              2,894,250
Total                                                            86,454,590

Health care services (1.5%)
Cardinal Health                           109,300                 7,748,277
HCA  175,000                            7,714,000
McKesson HBOC                             110,000                 4,117,300
Pharmaceutical Product
     Development                           34,800(b)              1,212,780
Tenet Healthcare                           50,000(b)              3,351,000
UnitedHealth Group                        120,000                 9,170,400
Total                                                            33,313,757

Household products (2.2%)
Avon Products                             139,100                 7,555,912
Colgate-Palmolive                          65,000                 3,714,750
Gillette                                  335,000                11,393,350
Kimberly-Clark                            140,000                 9,051,000
Procter & Gamble                          190,000                17,117,100
Total                                                            48,832,112

Industrial equipment & services (0.5%)
Ingersoll-Rand Cl A                        85,000                 4,251,700
Kennametal                                 70,000                 2,830,100
Milacron                                  155,000                 2,261,450
Parker-Hannifin                            40,000                 1,996,000
Total                                                            11,339,250

Insurance (2.0%)
AFLAC                                     130,000                 3,835,000
Allstate                                  100,000                 3,777,000
American Intl Group                       310,000                22,363,400
Hartford Financial
     Services Group                        80,000                 5,449,600
MetLife                                   300,000                 9,450,000
Total                                                            44,875,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                                     Shares                  Value(a)

Leisure time & entertainment (0.7%)
AOL Time Warner                           269,000(b)             $6,361,850
MGM Mirage                                 60,000(b)              2,173,800
Viacom Cl B                               145,000(b)              7,013,650
Total                                                            15,549,300

Media (1.3%)
Clear Channel Communications               75,000(b)              3,855,750
Disney (Walt)                             641,000                14,794,280
McGraw-Hill Companies                      70,000                 4,777,500
Tribune                                   100,000                 4,546,000
Total                                                            27,973,530

Metals (0.6%)
Alcan                                      55,000(c)              2,179,650
Alcoa                                     135,000                 5,094,900
Phelps Dodge                              150,800                 6,348,680
Total                                                            13,623,230

Miscellaneous (0.1%)
Intersil                                   95,000(b)              2,693,250

Multi-industry conglomerates (3.4%)
Cendant                                   515,000(b)              9,888,000
Emerson Electric                           70,000                 4,017,300
General Electric                          587,400                21,998,130
Honeywell Intl                            235,000                 8,993,450
Manpower                                  115,000                 4,471,200
Minnesota Mining & Mfg                     25,000                 2,875,250
Textron                                   145,000                 7,409,500
Tyco Intl                                 310,000(c)             10,019,200
Xerox                                     425,000                 4,568,750
Total                                                            74,240,780

Paper & packaging (0.3%)
Bowater                                    60,000                 2,988,000
Intl Paper                                 81,000                 3,483,810
Total                                                             6,471,810

Real estate investment trust (0.7%)
Apartment Investment &
     Management                            80,000                 3,869,600
Equity Office Properties Trust            365,000                10,946,350
Total                                                            14,815,950

Restaurants & lodging (1.1%)
McDonald's                                365,000                10,128,750
Starwood Hotels & Resorts
     Worldwide                            125,000                 4,701,250
Wendy's Intl                              280,000                 9,794,400
Total                                                            24,624,400

Retail (3.3%)
Abercrombie & Fitch                        75,000(b)              2,310,000
AutoNation                                160,000(b)              2,227,200
Best Buy                                   85,000(b)              6,732,000
BJ's Wholesale Club                        85,000(b)              3,799,500
Costco Wholesale                          110,000(b)              4,380,200
CVS                                       190,000                 6,522,700
Federated Dept Stores                      70,000(b)              2,859,500
Gap                                       205,400                 3,089,216
Home Depot                                 64,000                 3,111,040
Limited                                   170,000                 3,043,000
Perrigo                                   245,000(b)              2,927,750
Safeway                                   100,000(b)              4,502,000
Sears, Roebuck & Co                       125,000                 6,408,750
Target                                    290,000                12,504,800
Toys "R" Us                               185,000(b)              3,322,600
Wal-Mart Stores                            70,000                 4,290,300
Total                                                            72,030,556

Textiles & apparel (0.2%)
Liz Claiborne                             130,000                 3,686,800

Transportation (0.2%)
Burlington Northern Santa Fe              120,000                 3,621,600

Utilities -- electric (2.1%)
Dominion Resources                        165,000                10,751,400
Duke Energy                               375,300                14,186,340
Northeast Utilities                       251,800                 5,003,266
TXU                                       180,000                 9,811,800
Xcel Energy                               223,100                 5,655,585
Total                                                            45,408,391

Utilities -- gas (0.2%)
Williams Companies                        220,000                 5,183,200

Utilities -- telephone (3.8%)
ALLTEL                                    105,000                 5,832,750
AT&T                                      845,000                13,266,500
BellSouth                                 770,000                28,382,200
Korea Telecom ADR                         145,000(c)              3,477,100
Liberty Media Cl A                        585,000(b)              7,394,400
Qwest Communications Intl                 310,000                 2,548,200
SBC Communications                        500,000                18,720,000
Vodafone AirTouch ADR                     110,000(c)              2,027,300
WorldCom-MCI Group                        240,000                 1,418,400
Total                                                            83,066,850

Total common stocks
(Cost: $1,402,819,805)                                       $1,405,094,468

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   AXP MUTUAL -- SEMIANNUAL REPORT

Preferred stock (0.1%)
Issuer                                     Shares                  Value(a)

Intermedia Communications
     13.50% Pay-in-kind Series B            3,511(l)             $2,861,669

Total preferred stock
(Cost: $3,715,046)                                               $2,861,669

Bonds (34.5%)
Issuer                       Coupon         Principal              Value(a)
                               rate            amount

Mortgage-backed securities (12.2%)
Collateralized Mtge Obligation Trust
     12-20-14                9.95%           $941,714              $943,762
Federal Home Loan Mtge Corp
     10-01-03                7.00             839,598               861,073
     07-01-07                6.50               3,878                 3,887
     07-01-08                6.75             298,131               301,121
     06-01-09                5.50           1,638,145             1,649,087
     01-01-11                6.50           6,264,116             6,455,540
     11-15-13                5.50          10,500,000             9,653,385
     11-01-14                7.50          27,884,195            29,214,345
     11-03-15                6.50          11,549,421            11,802,677
     08-01-24                8.00           1,592,640             1,690,035
     09-01-28                6.00           6,358,047             6,216,756
   Trust Series Z
     10-15-23                6.50              35,191(h)             33,956
Federal Natl Mtge Assn
     10-01-02                7.50               6,245                 6,314
     02-15-05                7.13          10,000,000            10,701,760
     05-15-08                6.00          13,500,000            13,789,008
     05-15-11                6.00          11,200,000            11,151,202
     08-01-13                6.00          17,943,744            18,055,037
     02-01-14                7.50             399,738               415,946
     04-01-15                6.50          22,000,000(j)         22,371,250
     05-01-23                6.50           2,752,840             2,773,430
     09-01-23                6.50           4,431,271             4,464,415
     01-01-24                6.50           8,216,685             8,278,141
     06-01-24                9.00           1,612,156             1,768,316
     08-01-25                7.50           4,853,227             5,061,376
     04-01-28                6.00           8,602,465             8,404,605
     06-01-28                6.00           7,469,148(e)          7,297,354
     06-01-28                6.00           8,990,668             8,783,879
     06-01-28                7.00              12,721                13,010
     12-01-28                6.50           7,854,561             7,861,625
     02-01-30                8.00           3,441,731             3,614,989
     05-01-30                7.00          48,100,000(j)         48,821,500
     05-01-30                8.00          12,500,000(j)         13,070,313
     07-01-30                8.50               5,143                 5,470
     01-01-31                8.00           2,118,655             2,225,251
Total                                                           267,759,815

U.S. government obligations & agencies (6.5%)
U.S. Treasury
     12-31-03                3.25          37,700,000            37,520,321
     08-15-04                6.00           2,900,000(e)          3,034,589
     02-15-11                5.00          15,800,000            15,311,148
     08-15-11                5.00           6,000,000             5,799,360
     11-15-16                7.50          10,300,000            11,833,773
     08-15-29                6.13          12,350,000(e)         12,552,664
     05-15-30                6.25          13,800,000            14,317,500
     02-15-31                5.38          19,100,000            17,927,068
   Principal Only
     08-15-21                5.96          40,000,000(m)         11,957,200
   TIPS
     01-15-07                3.38          12,000,000(g)         13,684,241
Total                                                           143,937,864

Aerospace & defense (0.1%)
Alliant Techsystems
   Company Guaranty
     05-15-11                8.50           1,400,000             1,491,000
Airlines (1.1%)
American Airlines
     10-01-06                7.80           3,000,000(d)          2,909,700
     05-23-11                6.82           5,000,000             4,785,150
Continental Airlines
     02-02-19                6.55           2,966,539             2,762,691
   Series D
     12-01-06                7.57           2,000,000             1,740,909
Delta Air Lines
     09-18-11                7.11           4,300,000             4,320,298
United Air Lines
     10-01-10                7.03           7,938,180             7,569,213
Total                                                            24,087,961

Automotive & related (0.8%)
Collins & Aikman Floor Cover
   Sr Sub Nts
     02-15-10                9.75              20,000(d)             20,950
Ford Motor
     07-16-31                7.45          15,000,000            13,565,280
Ford Motor Credit
     10-25-11                7.25           5,000,000             4,813,450
Total                                                            18,399,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                       Coupon         Principal              Value(a)
                               rate            amount

Banks and savings & loans (0.9%)
Golden State Holdings
   Sr Nts
     08-01-03                7.00%        $10,000,000           $10,100,599
J.P. Morgan Chase
   Sub Nts
     02-01-11                6.75           5,000,000             5,005,600
     03-15-12                6.63           3,300,000             3,282,972
Sovereign Bancorp
   Sr Nts
     05-15-04               10.25             485,000               517,738
     11-15-06               10.50             515,000               565,213
Total                                                            19,472,122

Beverages & tobacco (0.1%)
Constellation Brands
   Company Guaranty
     03-01-09                8.50             690,000               717,600
   Sr Sub Nts Series B
     01-15-12                8.13             300,000               306,000
Cott Beverages
   Company Guaranty
     12-15-11                8.00             850,000(d)            860,625
Total                                                             1,884,225

Building materials & construction (0.7%)
D.R. Horton
   Sr Sub Nts
     03-15-11                9.38             800,000               824,000
Louisiana Pacific
   Sr Nts
     11-15-08               10.88             150,000               161,625
   Sr Sub Nts
     08-15-05                8.50             550,000               567,791
Nortek
   Sr Nts Series B
     09-01-07                9.13             500,000               515,000
   Sr Sub Nts Series B
     06-15-11                9.88             300,000               309,750
Ryland Group
   Sr Nts
     09-01-10                9.75             150,000               164,250
Schuler Homes
   Company Guaranty
     07-15-09                9.38             400,000               417,000
Tyco Intl Group
   (U.S. Dollar) Company Guaranty
     02-15-11                6.75           6,685,000(c)          5,956,134
WCI Communities
   Company Guaranty
     02-15-11               10.63             850,000               918,000
Weyerhaeuser
     03-15-12                6.75           5,000,000(k)          4,909,050
Total                                                            14,742,600

Chemicals (0.4%)
Airgas
   Company Guaranty
     10-01-11                9.13           1,250,000             1,324,999
Allied Waste North America
   Company Guaranty Series B
     01-01-09                7.88             600,000               577,500
     08-01-09               10.00             385,000               389,813
   Sr Nts
     12-01-08                8.50             815,000(d)            823,150
Compass Minerals Group
   Sr Sub Nts
     08-15-11               10.00           1,150,000(d)          1,211,813
Equistar Chemical/Funding
   Company Guaranty
     09-01-08               10.13             800,000               824,000
Huntsman Intl LLC
   Sr Nts
     03-01-09                9.88             140,000(k)            142,100
IMC Global
   Company Guaranty Series B
     06-01-08               10.88             300,000               331,875
     06-01-11               11.25             100,000               110,625
Lyondell Chemical
     12-15-08                9.50             650,000(d)            659,750
MacDermid
     07-15-11                9.13             650,000               676,000
Noveon
   Company Guaranty Series B
     02-28-11               11.00             800,000               848,000
Total                                                             7,919,625

Communications equipment & services (1.0%)
AT&T Wireless Services
   Sr Nts
     03-01-11                7.88           3,000,000             2,993,043
     03-01-31                8.75          11,000,000            11,421,784
EchoStar DBS
   Sr Nts
     02-01-09                9.38             700,000               728,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                       Coupon         Principal              Value(a)
                               rate            amount

Communications equipment & services (cont.)
Price Communications Wireless
   Company Guaranty Series B
     12-15-06                9.13%         $2,400,000            $2,496,000
Qwest Capital Funding
   Company Guaranty
     08-03-04                5.88           4,500,000             3,865,073
Rural Cellular
   Sr Sub Nts Series B
     05-15-08                9.63             300,000               249,000
Total                                                            21,752,900

Energy (0.5%)
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
     05-01-08                8.50           4,250,000(c)          3,389,375
FirstEnergy
   Series B
     11-15-11                6.45           4,800,000             4,395,216
Forest Oil
   Sr Nts
     06-15-08                8.00             260,000               265,850
     12-15-11                8.00           1,000,000(d)          1,020,000
Hanover Equipment Trust
   Sr Nts
     09-01-08                8.50             540,000(d)            542,700
Luscar Coal
   (U.S. Dollar) Sr Nts
     10-15-11                9.75             350,000(c,d)          373,188
Magnum Hunter Resources
   Sr Nts
     03-15-12                9.60             260,000(d)            272,350
Newfield Exploration
   Sr Nts
     10-15-07                7.45             450,000               451,951
Westport Resources
   Company Guaranty
     11-01-11                8.25             310,000               319,300
Total                                                            11,029,930

Energy equipment & services (--%)
Key Energy Services
   Sr Nts
     03-01-08                8.38             385,000               392,700

Financial services (3.8%)
CIT Group
     05-17-04                5.63          10,000,000             9,860,800
     04-02-12                7.75           5,200,000             5,230,784
Citibank Credit Card Insurance Trust
   Series 2001-8 Cl A
     12-07-06                4.10           4,000,000             3,949,394
Countrywide Home
   Company Guaranty Series H
     04-15-09                6.25           7,500,000             7,354,560
GMAC
     09-15-11                6.88           4,700,000             4,577,236
     02-01-12                7.00           4,500,000             4,383,149
     11-01-31                8.00           6,000,000             6,015,000
Household Finance
     07-15-06                7.20           3,000,000             3,081,312
     10-15-11                6.38           8,500,000             8,021,408
LaBranche
   Sr Sub Nts
     03-02-07               12.00           2,250,000             2,576,250
MBNA
     10-15-08                5.75          10,000,000            10,206,598
   Sr Nts
     03-15-12                7.50           3,300,000             3,311,702
Morgan Stanley, Dean Witter & Co
     06-15-05                7.75          10,000,000            10,762,969
Pemex Master Trust
     02-01-09                7.88           4,700,000(d)          4,758,750
Total                                                            84,089,912

Food (--%)
Del Monte
   Company Guaranty Series B
     05-15-11                9.25             600,000               628,500

Furniture & appliances (--%)
Interface
   Sr Nts
     02-01-10               10.38             435,000(d)            457,294

Health care (0.2%)
American Home Products
   03-15-04                  5.88           5,000,000             5,151,475

Health care services (0.2%)
Coventry Health Care
   Sr Nts
     02-15-12                8.13           1,000,000(d)          1,003,750
Insight Healthcare Services
   Sr Sub Nts
     11-01-11                9.88             660,000(d)            678,150

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                       Coupon         Principal              Value(a)
                               rate            amount

Health care services (cont.)
RoTech Healthcare
   Sr Sub Nts
     04-01-12                9.50%           $130,000(d)           $134,225
Triad Hospitals
   Company Guaranty
     05-01-09                8.75             800,000               852,000
Vanguard Health Systems
   Company Guaranty
     08-01-11                9.75             800,000               844,000
Total                                                             3,512,125

Household products (--%)
Revlon Consumer Products
   Sr Nts
     12-01-05               12.00             300,000(d)            301,875

Industrial equipment & services (0.1%)
Joy Global
   Company Guaranty
     03-15-12                8.75             800,000(d)            820,000
Terex
   Company Guaranty
     04-01-08                8.88             150,000               154,125
     07-15-11                9.25             400,000               416,000
   Company Guaranty Series B
     04-01-11               10.38             300,000               324,750
Total                                                             1,714,875

Insurance (--%)
Americo Life
   Sr Sub Nts
     06-01-05                9.25             300,000(e)            297,000

Leisure time & entertainment (0.3%)
AMC Entertainment
   Sr Sub Nts
     03-15-09                9.50             400,000               398,000
Choctaw Resort Development Enterprises
   Sr Nts
     04-01-09                9.25             825,000               849,750
Hammons (JQ) Hotels
   1st Mtge
     02-15-04                8.88             475,000               473,813
Mandalay Resort Group
     11-15-36                7.00             700,000               643,948
MGM Mirage
   Sr Nts
     10-15-06                7.25           1,275,000             1,240,679
Mohegan Tribal Gaming
   Sr Sub Nts
     04-01-12                8.00             850,000(d)            847,875
RFS Partnership LP
   Company Guaranty
     03-01-12                9.75             150,000(d)            154,500
Six Flags
   Sr Nts
     06-15-07                9.75             400,000               419,500
     02-01-10                8.88             400,000(d)            405,000
Station Casinos
   Sr Nts
     02-15-08                8.38             385,000               396,550
   Sr Sub Nts
     07-01-10                9.88             400,000               429,000
Steinway Musical Instruments
   Company Guaranty
     04-15-11                8.75             850,000               850,000
Total                                                             7,108,615

Media (1.4%)
Adelphia Communications
   Sr Nts
     11-01-06               10.25             220,000               204,600
   Sr Nts Series B
     03-01-07                9.88           1,675,000             1,557,750
American Media Operation
   Sr Sub Nts
     05-01-09               10.25             450,000               465,750
     05-01-09               10.25             175,000(d)            181,125
Charter Communications Holdings LLC/Capital
   Sr Nts
     05-15-11               10.00           1,275,000             1,217,625
     05-15-11               10.00           2,000,000(d)          1,910,000
Clear Channel Communications
     11-01-06                6.00           3,000,000             2,910,840
Comcast Cable Communications
     05-01-27                8.50           4,200,000             4,563,615
   Sr Nts
     01-30-11                6.75           4,000,000             3,894,284
     06-15-13                7.13           5,000,000             4,946,830
Corus Entertainment
   (U.S. Dollar) Sr Sub Nts
     03-01-12                8.75             495,000(c,d)          511,088

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                       Coupon         Principal              Value(a)
                               rate            amount
Media (cont.)
CSC Holdings
   Series B
     08-15-09                8.13%           $500,000              $498,950
   Sr Nts Series B
     04-01-11                7.63             200,000               193,281
Cumulus Media
   Company Guaranty
     07-01-08               10.38             260,000               279,175
Entravision Communications
   Sr Sub Nts
     03-15-09                8.13             240,000(d)            242,400
Pegasus Satellite
   Sr Nts
     08-01-06               12.38             400,000               280,000
Quebecor Media
   (U.S. Dollar) Sr Nts
     07-15-11               11.13             600,000(c)            651,000
Salem Communication Holding
   Company Guaranty Series B
     07-01-11                9.00             400,000               415,000
Time Warner Entertainment
     03-15-23                8.38           5,000,000             5,293,165
Total                                                            30,216,478

Metals (0.1%)
AK Steel
   Sr Nts
     12-15-06                9.13           1,000,000             1,042,500
DTE Burns Harbor LLC
   Sr Nts
     01-30-03                6.57             815,040(d)            700,934
Koppers Industry
   Company Guaranty
     12-01-07                9.88             200,000               200,000
Total                                                             1,943,434

Miscellaneous (0.1%)
Advance Stores
   Sr Sub Nts
     04-15-08               10.25             435,000(d)            460,013
Dura Operating
   Company Guaranty Series D
     05-01-09                9.00             600,000               597,000
ISG Resources
     04-15-08               10.00             400,000               372,000
Meritage
   Company Guaranty
     06-01-11                9.75             500,000               523,750
Omega Cabinets
   Sr Sub Nts
     06-15-07               10.50             800,000               856,000
Von Hoffman
   Company Guaranty
     03-15-09               10.25             475,000(d)            482,125
Total                                                             3,290,888

Multi-industry conglomerates (--%)
Actuant
   Company Guaranty
     05-01-09               13.00             299,000               340,860

Paper & packaging (0.8%)
Abitibi-Consolidated
   (U.S. Dollar)
     08-01-10                8.55           5,000,000(c)          5,238,090
Ball
   Company Guaranty
     08-01-06                7.75             400,000               412,000
Berry Plastics
   Company Guaranty Series B
     07-15-07               11.00             700,000               756,000
Bowater Canada Finance
   (U.S. Dollar) Company Guaranty
     11-15-11                7.95           6,000,000(c)          6,103,866
BPC Holding
   Sr Nts Series B
     06-15-06               12.50             300,000               306,000
Graphic Packaging
   Sr Sub Nts
     02-15-12                8.63             890,000(d)            923,375
Norske Skog
   (U.S. Dollar) Sr Nts
     06-15-11                8.63             850,000(c,d)          860,625
Plastipak Holdings
   Sr Nts
     09-01-11               10.75           1,000,000(d)          1,088,750
Riverwood Intl
   Company Guaranty
     04-01-06               10.25             800,000               828,000
     04-01-08               10.88             190,000               197,125

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   AXP MUTUAL -- SEMIANNUAL REPORT

Issuer                       Coupon         Principal              Value(a)
                               rate            amount

Paper & packaging (cont.)
Silgan Holdings
   Sr Sub Deb
     06-01-09                9.00%         $1,000,000            $1,040,000
Tembec Inds
   (U.S. Dollar) Sr Nts
     03-15-12                7.75           1,000,000(c,k)          978,750
Total                                                            18,732,581

Real estate investment trust (--%)
MeriStar Hospitality
   Sr Sub Nts
     08-15-07                8.75             300,000               294,000
MeriStar Hospitality Operating Partnership Finance
   Sr Nts
     06-15-09               10.50             300,000(d)            321,000
Total                                                               615,000

Restaurants & lodging (0.2%)
Extended Stay America
   Sr Sub Nts
     03-15-08                9.15             400,000               404,000
     06-15-11                9.88             500,000               522,500
Park Place Entertainment
   Sr Nts
     11-15-06                8.50             850,000               887,778
   Sr Sub Nts
     09-15-08                8.88             400,000               418,500
     03-15-10                7.88             225,000(d)            222,469
     05-15-11                8.13             800,000               804,000
Prime Hospitality
   1st Mtge
     01-15-06                9.25             300,000               309,249
   Sr Sub Nts Series B
     04-01-07                9.75             300,000               312,750
Total                                                             3,881,246

Retail (0.1%)
Pathmark Stores
   Sr Sub Nts
     02-01-12                8.75           1,250,000(d)          1,287,500
United Auto Group
   Sr Sub Nts
     03-15-12                9.63             750,000(d)            770,625
William Carter
   Company Guaranty Series B
     08-15-11               10.88             140,000               148,750
Total                                                             2,206,875

Transportation (--%)
Interpool
     08-01-07                7.35           1,050,000               976,500

Utilities -- electric (0.5%)
IPALCO Enterprises
     11-14-08                7.38           2,500,000(d)          2,334,145
     11-14-11                7.63           2,500,000(d)          2,295,038
NRG Energy
     04-01-31                8.63           2,000,000             1,910,524
Tiers-Mirant
     06-15-04                7.20           6,500,000(d)          5,482,210
Total                                                            12,021,917

Utilities -- telephone (2.4%)
AT&T
   Sr Nts
     11-15-11                7.30           2,700,000(d)          2,608,470
AT&T - Liberty Media
     02-01-30                8.25           4,500,000             4,215,281
Citizens Communications
     05-15-11                9.25           4,000,000             4,277,000
   Sr Nts
     08-15-08                7.63           7,500,000             7,392,525
     08-15-31                9.00           2,200,000             2,302,056
Dobson/Sygnet Communications
   Sr Nts
     12-15-08               12.25             300,000               294,000
France Telecom
   (U.S. Dollar)
     03-01-11                7.75           8,700,000(c)          8,857,844
Nextel Communications
   Sr Disc Nts
     10-30-07                9.75             835,000               538,575
   Sr Nts
     02-01-11                9.50           1,400,000               903,000
Sprint Capital
     03-15-12                8.38           3,000,000(d)          2,954,217
   Company Guaranty
     05-01-04                5.88           1,000,000               959,002
     11-15-08                6.13           1,500,000             1,345,319
Western Wireless
   Sr Sub Nts
     02-01-07               10.50             500,000               410,000
WorldCom
     05-15-11                7.50          15,000,000            12,583,079
     05-15-31                8.25           3,000,000             2,419,797
Total                                                            52,060,165

Total bonds
(Cost: $770,208,846)                                           $762,418,037

See accompanying notes to investments in securities.

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30   AXP MUTUAL -- SEMIANNUAL REPORT

Option purchased (--%)
Issuer            Notional        Exercise        Expiration       Value(a)
                    amount           price              date

Put
June U.S. Treasury Notes
                $7,000,000            $103          May 2002        $41,562

Total option purchased
(Cost: $25,437)                                                     $41,562

Short-term securities (5.4%)(f)

Issuer                   Annualized            Amount              Value(a)
                      yield on date        payable at
                        of purchase          maturity

U.S. government agencies (3.5%)
Federal Home Loan Bank Disc Nt
     04-10-02                1.67%        $20,000,000           $19,988,394
Federal Home Loan Mtge Corp Disc Nts
     05-21-02                1.78           5,600,000             5,585,048
     05-23-02                1.78          20,000,000            19,944,622
Federal Natl Mtge Assn Disc Nts
     04-03-02                1.67           3,000,000             2,999,187
     04-17-02                1.68          20,000,000            19,982,242
     04-29-02                1.76           7,700,000             7,687,954
Total                                                            76,187,447

Commercial paper (1.9%)
Alpine Securitization
     04-23-02                1.81           6,300,000(i)          6,291,765
Barclays U.S. Funding
     04-09-02                1.78             900,000               899,466
Cargill
     04-01-02                1.85          11,900,000(i)         11,897,554
Gannett
     04-05-02                1.79           8,000,000(i)          7,996,818
Procter & Gamble
     04-23-02                1.76          10,300,000(i)         10,286,908
Salomon Smith Barney
     04-11-02                1.79           5,100,000             5,096,450
Total                                                            42,468,961

Total short-term securities
(Cost: $118,660,791)                                           $118,656,408

Total investments in securities
(Cost: $2,295,429,925)(n)                                    $2,289,072,144

See accompanying notes to investments in securities.

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31   AXP MUTUAL -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2002, the value of foreign securities represented 2.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      Type of security                                    Notional amount
      Purchase contracts
      U.S. Treasury Notes, June 2002, 10-year               $ 3,200,000
      Sale contracts
      U.S. Treasury Bonds, June 2002, 30-year                22,000,000
      U.S. Treasury Notes, June 2002, 5-year                 88,000,000
      U.S. Treasury Notes, June 2002, 10-year                24,600,000

(f) At March 31, 2002, cash or short-term securities were designated to cover open put options written as follows (see Note 4 to the financial statements):

                                                        Notional      Exercise    Expiration
      Issuer                                             amount         price        date       Value(a)
      U.S. Treasury Notes March 2002, 10-year          $30,000,000       $102        May 2002     $328,125

(g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At March 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $84,459,587.

(k)   Identifies issues considered to be illiquid as to their marketability (see
      Note 1 to the financial statements). Information concerning such security holdings at March 31, 2002, is as follows:

      Security                             Acquisition dates            Cost
      Huntsman Intl LLC*
          9.88%Sr Nts 2009                         03-18-02        $  140,000
      Tembec Inds*
          (U.S. Dollar) 7.75% Sr Nts 2012          03-05-02         1,000,000
      Weyerhaeuser*
          6.75% 2012                               03-06-02         4,967,700

      * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

--------------------------------------------------------------------------------
32   AXP MUTUAL -- SEMIANNUAL REPORT

(n) At March 31, 2002, the cost of securities for federal income tax purposes was approximately $2,295,430,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 43,776,000
      Unrealized depreciation                                   (50,134,000)
                                                                -----------
      Net unrealized depreciation                              $ (6,358,000)
                                                               ------------

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33   AXP MUTUAL -- SEMIANNUAL REPORT

AXP Mutual
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A:  INMUX         Class B:   IDMBX
Class C:  N/A           Class Y:   IDMYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                            S-6335 T (5/02)